Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000005477 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005477 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005477 | Shell
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005477 | Chevron
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005477 | Williams
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000005477 | Linde
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005477 | EOG Resources
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005477 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005477 | Canadian Natural Resources
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005477 | Enbridge
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005477 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000005477 | U.S. Oil Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000005477 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000005477 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005477 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000005477 | U.S. Mixed Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005477 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005477 | Specialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000005477 | Industrial Gases
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005477 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000166331 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000166331 | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166331 | Shell
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166331 | Chevron
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000166331 | Williams
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166331 | Linde
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166331 | EOG Resources
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166331 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166331 | Canadian Natural Resources
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166331 | Enbridge
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000166331 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000166331 | U.S. Oil Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000166331 | Oil & Gas Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000166331 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000166331 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000166331 | U.S. Mixed Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000166331 | Oil & Gas Refining & Marketing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000166331 | Specialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166331 | Industrial Gases
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166331 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	23.80%